VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2023
VARIABLE INTEREST ENTITY
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated

Summary financial information of the VIE and its subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	US$
			(Note 3)
Total assets	21,943,116	10,846,434	1,527,688
Total liabilities	272,939,140	94,401,977	13,296,240

	2021	2022	2023	2023
	RMB	RMB	RMB	US$
				(Note 3)
Net revenues	1,278,918	655,201	427,737	60,245
(Net loss) Net income	(23,621,808)	(23,286,056)	154,021,355	21,693,454